PGIM Jennison Focused Value ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PGIM Jennison Focused Value ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	18.41%	24.30%	18.47%